BORROWINGS - Current and Non-current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Bank loans	$ 10,156	$ 907
Other loans	149	0
Sub-Total	10,305	907
Non-current
Bank loans	600	25,061
Other loans	1,335	0
Borrowings	1,935	25,061
TOTAL	$ 12,240	$ 25,968	$ 51,386	$ 0